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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                 -----------------


Check here if Amendment           [ ]        Amendment Number:          ________

This Amendment (Check only one.): [ ]        is a restatement

                                  [ ]        adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
           --------------------------------------
Address:   260 Preston Commons West
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           8117 Preston Road
           --------------------------------------
           Dallas, Texas 75225
           --------------------------------------

Form 13F File Number:      28-
                              ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
           --------------------------------------
Title:     Managing Director
           --------------------------------------
Phone:     (214) 265-4165
           --------------------------------------

Signature, Place, and Date of Signing:

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
/s/ ROBERT L. STILLWELL                                    Dallas, TX                     February 14, 2003
-------------------------------------                -----------------------          -------------------------
           (Signature)                                    (City, State)                          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          ----------------------
Form 13F Information Table Entry Total:        14
                                          ----------------------
Form 13F Information Table Value Total:   121,151               (thousands)
                                          ----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    1     NONE



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                           FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2     COLUMN 3     COLUMN 4         COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                   VALUE      SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS        CUSIP       [x$1000]    PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BAKER HUGHES
 INC                COMMON   057224-10-7       3,213      99,800   SH     N/A        SOLE            0       99,800    0       0
BURLINGTON
 RES INC            COMMON   122014-10-3       2,346      55,000   SH     N/A        SOLE            0       55,000    0       0
CANADIAN NAT
 RES LTD            COMMON   136385-10-1       2,147      72,350   SH     N/A        SOLE            0       72,350    0       0
CENTERPOINT
 ENERGY INC         COMMON   15189T-10-7       9,741   1,146,000   SH     N/A        SOLE            0    1,146,000    0       0
DEVON ENERGY
 CORP NEW           COMMON   25179M-10-3       6,885     150,000   SH     N/A        SOLE            0      150,000    0       0
DUKE ENERGY
 CORP               COMMON   264399-10-6       1,954     100,000   SH     N/A        SOLE            0      100,000    0       0
HALLIBURTON
 CO                 COMMON   406216-10-1      10,103     540,000   SH     N/A        SOLE            0      540,000    0       0
HANOVER
 COMPRESSOR CO      COMMON   410768-10-5       7,569     824,500   SH     N/A        SOLE            0      824,500    0       0
KERR MCGEE
 CORP               COMMON   492386-10-7       2,242      50,600   SH     N/A        SOLE            0       50,600    0       0
SCHLUMBERGER
 LTD                COMMON   806857-10-8       3,073      73,000   SH     N/A        SOLE            0       73,000    0       0
TALISMAN
 ENERGY INC         COMMON   87425E-10-3       2,825      78,100   SH     N/A        SOLE            0       78,100    0       0
TESORO PETE
 CORP               COMMON   881609-10-1       4,713   1,042,600   SH     N/A        SOLE            0    1,042,600    0       0
TXU CORP            COMMON   873168-10-8      16,961     908,000   SH     N/A        SOLE            0      908,000    0       0
VINTAGE PETE
 INC                COMMON   927460-10-5      47,379   4,490,900   SH     N/A        SOLE            0    4,490,900    0       0
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